Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Goodwill

Goodwill at December 31, 2014 and 2013, and the changes in the balance for the years then ended are as follows:

	2014	2013
Balance, beginning of year	$484,401	484,401
Reduction in goodwill due to sale of minority interest (1)	(1,496)	—

Balance, end of year	$482,905	484,401

(1)	See further discussion regarding the sale of the minority interest in Footnote 17.